Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 3,087	$ 1,260
Marketable securities	14	102
Restricted deposits	201
Prepaid expenses and other current assets	388	411
Total current assets	3,690	1,773
NON-CURRENT ASSETS:
Restricted deposits	27	314
Long-term loan		54
Long term receivables	10
Right-of-use asset		2,788
Property and equipment, net	1,566	2,858
Total non-current assets	1,603	6,014
Total assets	5,293	7,787
CURRENT LIABILITIES:
Accounts payables and accruals	778	927
Other liabilities	77	192
Trade payables	39	166
Current lease liability		386
Total current liabilities	894	1,671
NON-CURRENT LIABILITIES
Long term lease liability		2,069
Total non-current liabilities		2,069
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
SHAREHOLDERS’ EQUITY
Ordinary shares – no par value, Authorized 50,000,000,000 shares. Issued and outstanding 5,438,836,659 and 349,603,759 at December 31, 2025 and December 31, 2024, respectively
Additional paid in capital	94,343	82,744
Accumulated deficit	(89,944)	(78,697)
Total shareholders’ equity	4,399	4,047
Total liabilities and shareholders’ equity	$ 5,293	$ 7,787